SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted cash
Restricted cash	$ 9,100,000	$ 20,900,000
Inventories
Inventory write-down	4,519,000	0	$ 0
Property, Plant and Equipment
Interest expense capitalized	0	0	0
Prepaid land use rights
Lease expense	2,400,000	1,200,000	800,000
Impairment of long-lived assets
Long-lived asset impairment	0	0	0
Government subsidies
Unrestricted cash government subsidies	85,500,000	3,200,000	1,100,000
Government grants related to fixed assets	0	0	0
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB	2,829,100,000	3,531,900,000
Share-based compensation	149,800,000	315,000,000.0	10,100,000
Contract with customer, liability	262,841,000	275,168,000
Contract with customer, liability, revenue recognized		122,000,000.0	203,000,000.0
Advances from customers expected to be recognized in revenue	149,000,000.0
Shipping and Handling
Shipping and handling
Cost of goods and services sold	$ 14,300,000	$ 15,900,000	$ 8,300,000